STRATEGIC ADVANTAGE AND STRATEGIC ADVANTAGE II

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

issued by

Security Life of Denver Insurance Company

and its

Security Life Separate Account L1

Supplement dated April 28, 2006, to the prospectus dated May 1, 2002. Please read it carefully and keep it with your prospectus for future reference.

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INFORMATION REGARDING VARIABLE INVESTMENT OPTION ADDITIONS AND CLOSINGS

Effective April 28, 2006, variable investment options which invest in the following investment portfolios are available under your policy:

•   ING FMRSM Diversified Mid Cap Portfolio (Class I)

•   ING JPMorgan Emerging Markets Equity Portfolio (Class I)

•   ING Lifestyle Aggressive Growth Portfolio (Class I)

•   ING Lifestyle Growth Portfolio (Class I)

•   ING Lifestyle Moderate Growth Portfolio (Class I)

•   ING Lifestyle Moderate Portfolio (Class I)

•   ING Wells Fargo Small Cap Disciplined Portfolio (Class S)

•   ING Columbia Small Cap Value II Portfolio (Initial Class)

•   ING Lord Abbett U.S. Government Securities Portfolio (Initial Class)

•   ING Neuberger Berman Partners Portfolio (Initial Class)

•   ING Neuberger Berman Regency Portfolio (Initial Class)

•   ING VP Balanced Portfolio (Class I)

Effective April 28, 2006, we are closing to new investment the variable investment options which invest in the following investment portfolios:

•   AIM V.I. Core Equity Fund (Series I)

•   Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)

•   ING Lord Abbett Affiliated Portfolio (Class I)

•   ING Mercury Large Cap Value Portfolio (Class I)

•   ING MFS Mid Cap Growth Portfolio (Class I)

•   ING Van Kampen Equity Growth Portfolio (Class I)

•   ING American Century Large Company Value Portfolio (Initial Class)

•   ING American Century Select Portfolio (Initial Class)

•   ING American Century Small-Mid Cap Value Portfolio (Initial Class)

•   ING Fundamental Research Portfolio (Initial Class)

•   ING Legg Mason Partners Aggressive Growth Portfolio (Initial Class)

•   ING Strategic Allocation Conservative Portfolio (Class 1)

•   ING Strategic Allocation Growth Portfolio (Class I)

•   ING Strategic Allocation Moderate Portfolio (Class I)

•   ING VP Value Opportunity Portfolio (Class I)

•   ING VP MidCap Opportunities Portfolio (Class I)

•   Van Eck Worldwide Hard Assets Fund

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Policy owners who have policy value allocated to one or more of the variable investment options which correspond to these investment portfolios may leave their policy value in those variable investment options, but future allocations and transfers into those variable investment options are prohibited. If your most recent premium allocation instructions includes a variable investment option which corresponds to one of these investment portfolios, premium received after April 28, 2006, which would have been allocated to a variable investment option corresponding to one of these investment portfolios will be allocated on a pro rata basis among all the other available variable investment options in which your policy value is allocated. If there are no other such variable investment options, you must provide us with alternative allocation instructions or the premium payment will be returned to you. Your failure to provide us with alternative allocation instructions and our return of your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See Lapse, page 46.

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